BLACKROCK BOND FUND, INC.
BlackRock Total Return Fund
Service Shares
(the “Fund”)
Supplement dated March 30, 2022 to the Summary Prospectus and Prospectus, each dated January 28, 2022
Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:
The section of the Summary Prospectus captioned “Key Facts About BlackRock Total Return Fund — Fees and Expenses of the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts About BlackRock Total Return Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell Service Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Service Shares
Management Fee[2,3]	0.34%
Distribution and/or Service (12b‑1) Fees	0.25%
Other Expenses	0.20%
Other Expenses of the Fund	0.20%
Other Expenses of the Subsidiary[4]	—
Acquired Fund Fees and Expenses[5]	0.01%
Total Annual Fund Operating Expenses[5]	0.80%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Reimbursements[2,3]	0.76%

[1]
The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Total Return Portfolio (the “Master Portfolio”).

[2]
Based on the most recent fiscal year, BlackRock receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.05% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.29% of the Fund’s average daily net assets for an overall management fee rate paid by the Fund of 0.34%. In addition, as described in the “Management of the Fund” section of the Fund’s prospectus on page 33, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.75% of average daily net assets through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested directors of BlackRock Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.

[3]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 33, with the exception of the Fund’s investment in the Master Portfolio, BlackRock has contractually agreed to waive the management fee of the Fund and the Master Portfolio with respect to any portion of the Fund’s or the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund or the Master Portfolio pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Corporation or the Master Portfolio or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio.

[4]
BlackRock Cayman Master Total Return Portfolio II, Ltd. (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.

[5]
Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, which are not included in the ratios of expenses to average net assets in the Fund’s most recent annual report, which include extraordinary expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$78	$251	$440	$986
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 459% of the average value of its portfolio.
The section of the Summary Prospectus captioned “Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” are amended to add the following:
The Fund may also gain exposure to commodity markets by investing, through the Master Portfolio, up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Master Portfolio formed in the Cayman Islands, which invests primarily in commodity-related instruments.
The section of the Summary Prospectus captioned “Key Facts About BlackRock Total Return Fund — Principal Risks of Investing in the Fund” and the section of the Prospectus captioned “Fund Overview — Key Facts About BlackRock Total Return Fund — Principal Risks of Investing in the Fund” are amended to add the following:

•
Subsidiary Risk — By investing in the Subsidiary through its investment in the Master Portfolio, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund or the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Fund or the Master Portfolio (see “Commodities Related Investments Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Master Portfolio wholly owns and controls the Subsidiary, and the Master Portfolio and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund and the Master Portfolio, including the Master Portfolio’s investment in the Subsidiary, and the Master Portfolio’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund and the Master Portfolio. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.

The section of the Prospectus captioned “Details About the Fund — How the Fund Invests — Principal Investment Strategies” is amended to add the following:
The Fund may also gain exposure to commodity markets through the Master Portfolio’s investment in BlackRock Cayman Master Total Return Portfolio II, Ltd. (the “Subsidiary”). The Subsidiary invests primarily in commodity-related instruments. BlackRock Advisors, LLC (“BlackRock”) is the manager of the Subsidiary. The Subsidiary (unlike the Fund and the Master Portfolio) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non‑fundamental and certain other investment restrictions as the Fund and the Master Portfolio. The Fund will limit its investments in the Subsidiary through the Master Portfolio to 25% of its total assets.
The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, BlackRock, in managing the Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the Statement of Additional Information (“SAI”). The Chief Compliance Officer of the Fund oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Board of Directors (the “Board”) regarding the Subsidiary’s compliance with its policies and procedures. The Fund and Subsidiary test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary complies with asset segregation requirements to the same extent as the Fund.
BlackRock provides investment management and other services to the Subsidiary pursuant to a separate investment management agreement (the “Subsidiary Management Agreement”). BlackRock does not receive separate compensation from the Subsidiary for providing it with investment management or administrative services pursuant to the Subsidiary Management Agreement. However, the Fund and the Master Portfolio pay BlackRock based on the Fund’s assets and the Master Portfolio’s assets, respectively, including the assets invested in the Subsidiary. BlackRock has entered into sub‑advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited with respect to the Subsidiary. The Subsidiary will also enter into separate contracts for the provision of custody, accounting agent and audit services with the same or with affiliates of the same service providers that provide those services to the Fund.
The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports. The Fund’s annual and semi-annual reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this prospectus. Please refer to the SAI for additional information about the organization and management of the Subsidiary.
In the section of the Prospectus captioned “Details About the Fund — How the Fund Invests — Other Strategies,” “Illiquid Investments” is deleted in its entirety and replaced with the following:

•
Illiquid Investments — The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Subsidiary will also limit its investment in illiquid investments to 15% of its net assets. In applying the illiquid investments restriction to the Fund, the Fund’s investment in the Subsidiary is considered to be liquid.

The section of the Prospectus captioned “Details About the Fund — How the Fund Invests — Investment Risks — Principal Risks of Investing in the Fund” is amended to add the following:

•
Subsidiary Risk — By investing in the Subsidiary through its investment in the Master Portfolio, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund or the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Fund or the Master Portfolio (see “Commodities Related Investments Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Master Portfolio wholly owns and controls the Subsidiary, and the Master Portfolio and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund and the Master Portfolio, including the Master Portfolio’s investment in the Subsidiary, and the Master Portfolio’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund and the Master Portfolio. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund, the Master Portfolio and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.

The section in the Prospectus captioned “Management of the Fund — BlackRock” is amended to add the following:
As discussed above, the Fund intends to gain exposure to commodities markets through the Master Portfolio’s investment in the Subsidiary. BlackRock provides investment management and other services to the Subsidiary. BlackRock does not receive separate compensation from the Subsidiary for providing it with investment management or administrative services. However, the Fund and the Master Portfolio pay BlackRock based on the Fund’s assets and the Master Portfolio’s assets, respectively, including the assets invested in the Subsidiary.
The section in the Prospectus captioned “Management of the Fund — Dividends, Distributions and Taxes” is amended to add the following:
The Subsidiary will not be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation, and the Fund and the Master Portfolio will be required to include as income annually amounts earned by the Subsidiary during that year. Based on final regulations on which taxpayers may rely for taxable years beginning after September 28, 2016, the Master Portfolio anticipates treating the income and gain generated from its investment in the Subsidiary as “qualifying income” for regulated investment company qualification purposes. Gains from the sales of investments by the Subsidiary will not be eligible for capital gains treatment but instead will be treated as ordinary income when included in income by the Master Portfolio. Furthermore, the Master Portfolio will distribute net investment income, if any, and net realized capital gain, if any, at least annually, on such Subsidiary income, whether or not the Subsidiary makes a distribution to the Master Portfolio during the taxable year.
Shareholders should retain this Supplement for future reference.
PR2-TR-SVC-0322SUP